Schedule of Investments (unaudited) March 31, 2023	BlackRock LifePath® Dynamic Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 39.3%
BlackRock Advantage Emerging Markets Fund, Class K	543,955	$5,145,813
BlackRock Tactical Opportunities Fund, Class K	729,450	10,380,079
Diversified Equity Master Portfolio	$46,144,055	46,144,055
International Tilts Master Portfolio	$15,214,489	15,214,489
iShares Developed Real Estate Index Fund, Class K	31,222	280,999
iShares MSCI EAFE Small-Cap ETF(b)	89,072	5,300,675

		82,466,110

Fixed-Income Funds — 53.7%
Advantage CoreAlpha Bond Master Portfolio	$27,595,722	27,595,722
BlackRock Diversified Fixed Income Fund	6,723,705	66,362,972
BlackRock High Yield Bond Portfolio, Class K	351,058	2,383,685
iShares TIPS Bond ETF(b)	149,674	16,501,559

		112,843,938

Security	Shares	Value

Money Market Funds — 14.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)	16,721,915	$16,726,931
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(c)	13,808,480	13,808,480

		30,535,411

Total Investments — 107.5% (Cost: $154,323,901)		225,845,459
Liabilities in Excess of Other Assets — (7.5)%		(15,793,243)

Net Assets — 100.0%		$210,052,216

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio	$36,823,399	$—		$(12,070,208	)(a)(b)	$(321,983)	$3,164,514	$27,595,722	$27,595,722	$280,531		$—
BlackRock Advantage Emerging Markets Fund, Class K	4,862,956	—		—		—	282,857	5,145,813	543,955	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	10,170,474	6,558,644	(a)	—		1,535	(3,722)	16,726,931	16,721,915	3,222	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,049,934	1,758,546	(a)	—		—	—	13,808,480	13,808,480	124,375		—
BlackRock Diversified Fixed Income Fund	—	66,697,962		—		—	(334,990)	66,362,972	6,723,705	471,818		—
BlackRock High Yield Bond Portfolio, Class K	2,293,716	38,247	(a)	—		—	51,722	2,383,685	351,058	38,597		—
BlackRock Tactical Opportunities Fund, Class K	10,518,675	—		—		—	(138,596)	10,380,079	729,450	—		—
Diversified Equity Master Portfolio	44,883,274	—		(5,745,027	)(a)(b)	(174,524)	7,180,332	46,144,055	$46,144,055	215,105		—
International Tilts Master Portfolio	13,959,667	—		(1,206,985	)(a)(b)	218,194	2,243,613	15,214,489	$15,214,489	89,060		—
iShares Core U.S. Aggregate Bond ETF(d)	27,151,575	—		(28,131,987)		(4,551,030)	5,531,442	—	—	—		—
iShares Developed Real Estate Index Fund, Class K	925,233	—		(707,000)		102,368	(39,602)	280,999	31,222	—		—
iShares MSCI EAFE Small-Cap ETF	5,030,786	—		—		—	269,889	5,300,675	89,072	—		—
iShares TIPS Bond ETF	15,884,254	763,350		(721,487)		(967)	576,409	16,501,559	149,674	—		—
Master Total Return Portfolio(d)	27,630,376	—		(20,395,989	)(a)(b)	(744,191)	(6,490,196)	—	$—	352,645		—

						$(5,470,598)	$12,293,672	$225,845,459		$1,575,353		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

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Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	13	06/08/23	$1,971	$73,768
S&P/TSE 60 Index	12	06/15/23	2,147	53,640
MSCI Emerging Markets Index	45	06/16/23	2,240	78,875
Russell 2000 E-Mini Index	67	06/16/23	6,075	179,693
S&P 500 Micro E-Mini Index	289	06/16/23	5,979	72,602
10-Year U.S. Treasury Note	54	06/21/23	6,213	191,541
U.S. Long Bond	19	06/21/23	2,496	105,682
5-Year U.S. Treasury Note	5	06/30/23	548	4,126

				759,927

Short Contracts
MSCI EAFE Index	2	06/16/23	210	(1)

				$759,926

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	3,195,169	USD	2,349,013	Morgan Stanley & Co. International PLC	06/21/23	$18,149
EUR	1,850,000	USD	1,963,599	Bank of America N.A.	06/21/23	51,537
EUR	1,850,000	USD	1,962,125	Morgan Stanley & Co. International PLC	06/21/23	53,012

						122,698

USD	39,425	EUR	37,000	Deutsche Bank AG	06/21/23	(877)
USD	202,427	JPY	27,289,000	Deutsche Bank AG	06/21/23	(5,454)

						(6,331)

						$116,367

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.25%, 4.80%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD 4,111	$(56,085)	$—	$(56,085)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$21,107,566	$—	$—	$21,107,566
Fixed-Income Funds	85,248,216	—	—	85,248,216
Money Market Funds	30,535,411	—	—	30,535,411

	$136,891,193	$—	$—	136,891,193

Investments Valued at NAV(a)				88,954,266

				$225,845,459

Derivative Financial Instruments(b)
Assets
Equity Contracts	$384,810	$73,768	$—	$458,578
Foreign Currency Exchange Contracts	—	122,698	—	122,698
Interest Rate Contracts	301,349	—	—	301,349
Liabilities
Equity Contracts	(1)	(56,085)	—	(56,086)
Foreign Currency Exchange Contracts	—	(6,331)	—	(6,331)

	$686,158	$134,050	$—	$820,208

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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